Trade Payables and Accrued Expenses - Summary of Trade Payables and Accrued Expenses (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2021 INR (₨)	Mar. 31, 2021 USD ($)	Mar. 31, 2020 INR (₨)
Trade and other current payables [abstract]
Trade payables	₨ 23,232		₨ 27,053
Accrued expenses	55,638		51,076
Trade payables and accrued expenses	₨ 78,870	$ 1,078	₨ 78,129